Organization	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization
(1)	ORGANIZATION

Pepco Holdings, Inc. (PHI or Pepco Holdings), a Delaware corporation incorporated in 2001, is a holding company that, through the following regulated public utility subsidiaries, is engaged primarily in the transmission, distribution and default supply of electricity and the distribution and supply of natural gas (Power Delivery):

•	Potomac Electric Power Company (Pepco), which was incorporated in Washington, D.C. in 1896 and became a domestic Virginia corporation in 1949,

•	Delmarva Power & Light Company (DPL), which was incorporated in Delaware in 1909 and became a domestic Virginia corporation in 1979, and

•	Atlantic City Electric Company (ACE), which was incorporated in New Jersey in 1924.

Each of PHI, Pepco, DPL and ACE is also a Reporting Company under the Securities Exchange Act of 1934, as amended. Together, Pepco, DPL and ACE constitute the Power Delivery segment for financial reporting purposes.

Through Pepco Energy Services, Inc. and its subsidiaries (collectively, Pepco Energy Services), PHI provides energy savings performance contracting services, high voltage underground transmission cabling, low voltage construction and maintenance services, and construction and operation of combined heat and power and central energy plants. Pepco Energy Services is in the process of winding down its competitive electricity and natural gas retail supply business. Pepco Energy Services constitutes a separate segment for financial reporting purposes.

PHI Service Company, a subsidiary service company of PHI, provides a variety of support services, including legal, accounting, treasury, tax, purchasing and information technology services to PHI and its operating subsidiaries. These services are provided pursuant to a service agreement among PHI, PHI Service Company and the participating operating subsidiaries. The expenses of PHI Service Company are charged to PHI and the participating operating subsidiaries in accordance with cost allocation methodologies set forth in the service agreement.

Power Delivery

Each of Pepco, DPL and ACE is a regulated public utility in the jurisdictions that comprise its service territory. Each utility owns and operates a network of wires, substations and other equipment that is classified as transmission facilities, distribution facilities or common facilities (which are used for both transmission and distribution). Transmission facilities are high-voltage systems that carry wholesale electricity into, or across, the utility’s service territory. Distribution facilities are low-voltage systems that carry electricity to end-use customers in the utility’s service territory.

Each utility is responsible for the distribution of electricity, and in the case of DPL, natural gas, in its service territory, for which it is paid tariff rates established by the applicable local public service commissions. Each utility also supplies electricity at regulated rates to retail customers in its service territory who do not elect to purchase electricity from a competitive energy supplier. The regulatory term for this supply service is Standard Office Service in Delaware, the District of Columbia and Maryland, and Basic Generation Service (BGS) in New Jersey. In these Notes to the consolidated financial statements, these supply service obligations are referred to generally as Default Electricity Supply.

Pepco Energy Services

Pepco Energy Services is engaged in the following businesses:

•	providing energy savings performance contracting services principally to federal, state and local government customers, and designing, constructing and operating combined heat and power and central energy plants, and

•	providing high voltage underground transmission construction and maintenance services to customers throughout the United States, as well as low voltage electric construction and maintenance services and streetlight construction services to utilities, municipalities and other customers in the Washington, D.C. metropolitan area.

During 2012, Pepco Energy Services deactivated its Buzzard Point oil-fired generation facility and its Benning Road oil-fired generation facility. Pepco Energy Services has placed the facilities into an idle condition termed a “cold closure.” A cold closure requires that the utility service be disconnected so that the facilities are no longer operable and that the facilities require only essential maintenance until they are completely decommissioned.

Discontinued Operations

Cross-Border Energy Lease Investments

Through its subsidiary Potomac Capital Investment Corporation (PCI), PHI maintained a portfolio of cross-border energy lease investments. During the third quarter of 2013, PHI completed the termination of its interests in its cross-border energy lease investments. As a result, the cross-border energy lease investments, which comprised substantially all of the operations of the Other Non-Regulated segment, have been classified as discontinued operations. The remaining operations of the Other Non-Regulated segment no longer meet the definition of a separate segment for financial reporting purposes and are included in Corporate and Other. Substantially all of the information in these notes to the consolidated financial statements with respect to the cross-border energy lease investments has been consolidated in Note (19), “Discontinued Operations – Cross-Border Energy Lease Investments.”

Pepco Energy Services

In December 2009, PHI announced the wind-down of the retail energy supply component of the Pepco Energy Services business, which was comprised of the retail electric and natural gas supply businesses. Pepco Energy Services implemented the wind-down by not entering into any new retail electric or natural gas supply contracts while continuing to perform under its existing retail electric and natural gas supply contracts through their respective expiration dates. On March 21, 2013, Pepco Energy Services entered into an agreement whereby a third party assumed all the rights and obligations of the remaining retail natural gas supply customer contracts, and the associated supply obligations, inventory and derivative contracts. The transaction was completed on April 1, 2013. In addition, Pepco Energy Services completed the wind-down of its retail electric supply business in the second quarter of 2013 by terminating its remaining customer supply and wholesale purchase obligations beyond June 30, 2013. The operations of Pepco Energy Services’ retail electric and natural gas supply businesses have been classified as discontinued operations and are no longer a part of the Pepco Energy Services segment for financial reporting purposes. Substantially all of the information in these notes to the consolidated financial statements with respect to Pepco Energy Services’ retail electric and natural gas supply businesses has been consolidated in Note (19), “Discontinued Operations – Retail Electric and Natural Gas Supply Businesses of Pepco Energy Services.”

Conectiv Energy

In April 2010, the Board of Directors approved a plan for the disposition of PHI’s competitive wholesale power generation, marketing and supply business, which had been conducted through subsidiaries of Conectiv Energy Holding Company (collectively, Conectiv Energy). On July 1, 2010, PHI completed the sale of Conectiv Energy’s wholesale power generation business to Calpine Corporation (Calpine) for $1.64 billion. The disposition of Conectiv Energy’s remaining assets and businesses, consisting of its load service supply contracts, energy hedging portfolio, certain tolling agreements and other assets not included in the Calpine sale, has been completed. The former operations of Conectiv Energy have been classified as a discontinued operation and are no longer treated as a separate segment for financial reporting purposes.